Insurance Contracts_Details of financial assets applied The Overlay Approach(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 7,739,106	₩ 8,174,427
Due from financial institutions
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	70,312	166,891
Debt securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	7,363,457	7,955,286
Equity securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 305,337	₩ 52,250